Long-term Incentive Plans (Details 3) - $ / shares	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Dates of grant	October 8, 2024	May 2, 2023 to January 31, 2024	March 1, 2022 to January 13, 2023
Risk free interest rates	3.03%
Volatilities	112.00%
Market prices of common shares on grant date	$ 0.145
Expected dividends	0.00%	0.00%	0.00%
Expected lives	3 years
Performance Stock Units [Member]
Statement [Line Items]
Dates of grant	December 16, 2024
Risk free interest rates	2.96%
Volatilities	114.00%
Market prices of common shares on grant date	$ 0.11
Expected dividends	0.00%
Expected lives	3 years
Fair value of PSUs on grant date	$ 0.08